As filed with the Securities and Exchange Commission on or
                             about August 30, 2002

                                        Securities Act Registration No. 33-70762
                                Investment Company Act Registration No. 811-8098


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [ ]
         Pre-Effective Amendment No.                                   [ ]
                                     ------
         Post-Effective Amendment No.    18                            [X]
                                      --------
                                  and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [ ]
         Amendment No.   19                                            [X]
                       -------

                        (Check appropriate box or boxes)

                         STRONG ASIA PACIFIC FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                          53051
(Address of Principal Executive Offices)                           (Zip Code)

       Registrant's Telephone Number, including Area Code: (414) 359-3400

                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box).

[X] immediately  upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant  to  paragraph  (b) of Rule 485
[ ] 60 days after  filing  pursuant  to paragraph  (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after  filing  pursuant to  paragraph  (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 30th day of August, 2002.


                              STRONG ASIA PACIFIC FUND, INC.
                              (Registrant)

                              By:      /S/ RICHARD W. SMIRL
                                  ----------------------------------------
                                 Richard W. Smirl, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

                     NAME                                          TITLE                           DATED AS OF

                                                Chairman of the Board (Principal Executive
/s/ Richard S. Strong                           Officer) and a Director                          August 30, 2002
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                              August 30, 2002
-----------------------------------------------
John W. Widmer


                                                Director                                         August 30, 2002
-----------------------------------------------
Willie D. Davis*


                                                Director                                         August 30, 2002
-----------------------------------------------
William F. Vogt*


                                                Director                                         August 30, 2002
-----------------------------------------------
Stanley Kritzik*


                                                Director                                         August 30, 2002
-----------------------------------------------
Neal Malicky*


                                               Director                                         August 30, 2002
----------------------------------------------
Gordon Greer*

* Susan A. Hollister signs this document pursuant to the power of attorney filed with Post-Effective Amendment No. 15 and Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A.


                                            By:      /S/ SUSAN A. HOLLISTER
                                                 -------------------------------
                                                     Susan A. Hollister

                                  EXHIBIT INDEX


                                                                   EDGAR
  EXHIBIT NO.                  EXHIBIT                             EXHIBIT NO.
  -----------                  -------                             -----------
(g)                            Custodian Agreement                 EX-99.g